Risk management - Sovereign risk and exposure to other public sector entities (Details) - Sovereign Risk - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 153,392	€ 127,930	€ 125,248
Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	18,003	20,300	29,087
Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	87,643	68,197	71,950
Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	35,703	26,732	20,000
Held-to-maturity investments category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	12,043	12,701	4,211
Derivatives
Sovereign risk and exposure to other public sector entities
Fair value of net direct derivative exposures	1,681	2,505	2,070
Fair value of net indirect derivative exposures	15	2	25
Spain
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	62,637	45,893	48,694
Spain | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,928	9,415	8,954
Spain | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	37,748	23,415	26,443
Spain | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	18,055	11,085	11,272
Spain | Held-to-maturity investments category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,906	1,978	2,025
Portugal
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,817	7,072	10,007
Portugal | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	53	(58)	104
Portugal | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,220	5,982	7,916
Portugal | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,541	1,143	1,987
Portugal | Held-to-maturity investments category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3	4
Italy
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,108	1,952	2,717
Italy | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,479	1,453	2,717
Italy | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,613	492
Italy | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	16	7
Rest of eurozone
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(614)	(341)	1
Rest of eurozone | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(1,192)	(1,171)	(211)
Rest of eurozone | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	497	751	143
Rest of eurozone | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	81	79	69
United Kingdom
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	16,403	17,639	5,163
United Kingdom | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2	475	(786)
United Kingdom | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,751	1,938	5,808
United Kingdom | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	7,236	7,463	141
United Kingdom | Held-to-maturity investments category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	7,414	7,764
Poland
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,640	6,290	5,401
Poland | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,034	287	13
Poland | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,566	5,973	5,346
Poland | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	40	30	42
Rest of Europe
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	570	791	670
Rest of Europe | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	172		120
Rest of Europe | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	358	502	312
Rest of Europe | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	40	289	238
United States
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,929	5,713	5,093
United States | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,548	1,174	280
United States | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,616	3,819	4,338
United States | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	765	720	475
Brazil
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	27,294	24,286	23,929
Brazil | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,202	4,044	7,274
Brazil | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	20,201	16,098	13,522
Brazil | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,171	1,190	947
Brazil | Held-to-maturity investments category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,720	2,954	2,186
Mexico
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	9,518	10,461	10,519
Mexico | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,780	2,216	6,617
Mexico | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,152	5,072	3,630
Mexico | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,586	3,173	272
Chile
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,725	3,525	5,362
Chile | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	428	428	193
Chile | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,985	2,768	1,601
Chile | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	312	330	3,568
Other American Countries
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,511	1,172	1,802
Other American Countries | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	147	134	155
Other American Countries | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	424	497	1,204
Other American Countries | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	940	541	443
Rest of World
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,854	3,475	5,890
Rest of World | Financial assets held for trading and Financial assets designated at fair value through profit or loss, including short positions
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,422	1,903	3,657
Rest of World | Financial assets available for sale
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	512	889	1,687
Rest of World | Loans and receivables category
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 920	€ 683	€ 546